UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-777-7818

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2008

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                      ANALYTIC FUNDS
                                                     SHORT-TERM INCOME FUND
                                                     MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS - 59.6%
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT          VALUE
                                                    ------------   -------------
   Federal Home Loan Bank
     5.375%, 07/17/09                               $  3,000,000   $  3,118,746
     5.000%, 09/18/09                                  2,000,000      2,079,574
     4.875%, 05/14/10                                  2,000,000      2,105,666
     3.625%, 12/17/10                                  1,500,000      1,540,484
   Federal Home Loan Mortgage Corporation
     5.625%, 03/15/11                                  1,800,000      1,943,699
     5.125%, 08/23/10                                  3,889,000      4,131,044
     4.125%, 07/12/10                                  5,000,000      5,191,165
     4.125%, 10/18/10                                  3,000,000      3,119,526
   Federal National Mortgage Association
     7.125%, 06/15/10                                  4,000,000      4,407,080
     6.625%, 11/15/10                                  1,000,000      1,103,016
     6.375%, 06/15/09                                  2,000,000      2,100,540
     5.375%, 08/15/09                                  2,000,000      2,083,586
     4.875%, 04/15/09                                  1,500,000      1,539,894
     4.750%, 03/12/10                                  3,000,000      3,139,332
     4.750%, 12/15/10                                  3,400,000      3,590,689
     4.625%, 12/15/09                                  2,000,000      2,078,212
     4.375%, 09/13/10                                  2,000,000      2,091,274
     4.250%, 05/15/09                                  2,000,000      2,044,094
                                                                   ------------

   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $45,617,562)                                              47,407,621
                                                                   ------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 39.1% (A)
--------------------------------------------------------------------------------
   U.S. Treasury Bills
     4.197%, 04/10/08 (C)                             30,790,000     30,783,781
     3.054%, 06/05/08 (B)                                300,000        299,309
                                                                   ------------

   TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $31,056,733)                                              31,083,090
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                      ANALYTIC FUNDS
                                                     SHORT-TERM INCOME FUND
                                                     MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT - 1.7% (D)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   -------------
   HighMark Diversified Money Market Fund,
     Fiduciary Class, 2.780%
       (Cost $1,321,027)                               1,321,027   $  1,321,027
                                                                   ------------

   TOTAL INVESTMENTS - 100.4%
     (Cost $77,995,322) +                                            79,811,738
                                                                   ============

--------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS - (0.5)%
--------------------------------------------------------------------------------

                                                       CONTRACTS       VALUE
                                                      ----------   -------------
   Amex Major Market Index, April 2008 1225 Put              (23)       (18,630)
   Amex S&P 400 Midcap Index, April 2008, 660 Put            (17)        (3,060)
   CBOE Gold Index, April 2008, 165 Put                      (81)        (9,720)
   CBOE Mini-SPX Index, April 2008, 168 Put                 (263)       (29,982)
   ISE Revere Natural Gas Index, April 2008, 128 Put         (72)        (3,240)
   ISE U.S. Regional Bank, April 2008, 38 Put             (1,085)      (189,875)
   PHLX Utility Index, April 2008, 480 Put                   (43)       (15,910)
   Russell 1000 Index, April 2008, 700 Put                   (63)       (56,700)
   S&P 500 Index, April 2008, 1300 Put                       (23)       (46,000)
   S&P Midcap 400 Index, April 2008, 750 Put                 (59)       (56,050)
                                                                   ------------

   TOTAL WRITTEN INDEX OPTION CONTRACTS
     (Premiums received ($373,933)) ................                   (429,167)
                                                                   ------------

The Fund had the following futures contracts open as of March 31, 2008:

                                                                  UNREALIZED
     CONTRACT                  NUMBER OF       SETTLEMENT        APPRECIATION/
   DESCRIPTION                 CONTRACTS          MONTH         (DEPRECIATION)
-----------------              ----------      -----------      ---------------
U.S. 2 Year Note                      97        July 2008       $       124,281
CBOE VIX Index                        15         May 2008                 8,625
                                                                ---------------
                                                                $       132,906
                                                                ===============

THE ADVISORS' INNER CIRCLE FUND                      ANALYTIC FUNDS
                                                     SHORT-TERM INCOME FUND
                                                     MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

The following forward foreign currency contracts were outstanding as of March 31, 2008:

                                                                   UNREALIZED
   MATURITY              CURRENCY TO              CURRENCY TO     APPRECIATION/
     DATE                  RECEIVE                  DELIVER      (DEPRECIATION)
--------------           ------------             -----------    ---------------
6/18/2008         CAD     (5,400,000)     USD       5,441,354    $      185,642
6/18/2008         CHF     (5,400,000)     USD       5,284,274          (176,915)
6/18/2008         EUR     (6,700,000)     USD      10,238,203          (338,535)
6/18/2008         SEK    (10,000,000)     USD       1,639,559           (39,952)
6/18/2008         USD     (6,928,920)     AUD       7,600,000           (68,707)
6/18/2008         USD     (8,612,470)     GBP       4,300,000          (120,795)
6/18/2008         USD     (4,242,644)     JPY     433,000,000           127,883
6/18/2008         USD     (8,464,794)     NOK      44,000,000           134,604
6/18/2008         USD     (1,580,720)     NZD       2,000,000           (30,214)
                                                                 --------------
                                                                 $     (326,989)
                                                                 ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $79,484,496.

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.
(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED FOR OPEN WRITTEN INDEX OPTION CONTRACTS.
(D)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

AUD  -  AUSTRALIAN DOLLAR
CAD  -  CANADIAN DOLLAR
CHF  -  SWISS FRANC
EUR  -  EURO
GBP  -  BRITISH POUND STERLING
JPY  -  JAPANESE YEN
NOK  -  NORWEGIAN KRONE
NZD  -  NEW ZEALAND DOLLAR
SEK  -  SWEDISH KRONE
USD  -  U.S. DOLLAR

+ AT MARCH 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $77,995,322, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,827,698 AND $(11,282), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      ANALYTIC FUNDS
                                                     SHORT-TERM INCOME FUND
                                                     MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      o     Level 1 - quoted prices in active markets for identical investments

      o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN   OTHER FINANCIAL
             VALUATION INPUTS                     SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------

Level 1 - Quoted prices                         $    1,321,027   $     (623,250)
Level 2 - Other Significant Observable Inputs       78,490,711               --
Level 3 - Significant Unobservable Inputs                   --               --
                                                --------------   --------------
                TOTAL                           $   79,811,738   $     (623,250)
                                                ==============   ==============

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ANA-QH-003-0700

THE ADVISORS' INNER CIRCLE FUND                      ANALYTIC FUNDS
                                                     GLOBAL LONG-SHORT FUND
                                                     MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 113.9% (A)
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------   -------------
AUSTRALIA - 3.0%
   Ansell                                                  4,780   $     50,746
   Commonwealth Property Office Fund                      11,678         14,178
   ING Industrial Fund                                    26,862         52,230
   WorleyParsons                                             869         26,551
                                                                   ------------
                                                                        143,705
                                                                   ------------
AUSTRIA - 0.5%
   RHI *                                                     582         23,517
                                                                   ------------

BERMUDA - 2.0%
   PartnerRe                                               1,300         99,190
                                                                   ------------

CAYMAN ISLANDS - 0.2%
   Garmin                                                    200         10,802
                                                                   ------------

DENMARK - 1.7%
   FLSmidth                                                  450         44,701
   Vestas Wind Systems                                       350         38,375
                                                                   ------------
                                                                         83,076
                                                                   ------------
FINLAND - 1.0%
   Nokia                                                   1,570         49,855
                                                                   ------------
FRANCE - 5.5%
   Accor                                                     573         42,002
   France Telecom (A)                                      2,354         79,450
   Peugeot                                                   680         52,916
   Vivendi                                                 2,428         95,221
                                                                   ------------
                                                                        269,589
                                                                   ------------
GERMANY - 2.5%
   Bilfinger Berger                                          566         48,933
   Fresenius Medical Care & KGaA                             294         14,069
   Hochtief                                                  482         44,298

THE ADVISORS' INNER CIRCLE FUND                      ANALYTIC FUNDS
                                                     GLOBAL LONG-SHORT FUND
                                                     MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------   -------------
GERMANY - CONTINUED
   Metro                                                     191   $     15,489
                                                                   ------------
                                                                        122,789
                                                                   ------------
HONG KONG - 4.6%
   Hang Lung Group                                         8,000         37,775
   Henderson Land Development                              5,000         35,527
   Hysan Development                                      17,000         47,618
   New World Development                                   7,000         16,963
   Swire Pacific, Cl A                                     4,000         45,125
   Wheelock                                               15,000         42,015
                                                                   ------------
                                                                        225,023
                                                                   ------------
ITALY - 2.8%
   Istituto Finanziario Industriale *                      1,999         55,242
   Terna Rete Elettrica Nazionale                         18,479         79,132
                                                                   ------------
                                                                        134,374
                                                                   ------------
JAPAN - 18.0%
   Asatsu-DK                                                 600         21,400
   EDION                                                   4,000         37,052
   Fujitsu                                                 6,000         39,303
   Hikari Tsushin                                          1,000         29,537
   Hitachi                                                 8,000         47,501
   Kirin Brewery                                           3,000         56,814
   Konica Minolta Holdings                                 1,500         20,405
   Marubeni                                                4,000         29,176
   Matsumotokiyoshi Holdings                               2,400         52,203
   Mitsubishi Electric                                     1,000          8,660
   Mitsui OSK Lines                                        3,000         36,319
   Nintendo                                                  100         51,640
   Nippon Yusen                                            2,000         18,807
   Nisshin Steel                                          10,000         34,661
   NTT Urban Development                                      25         35,917
   Oki Electric Industry                                  19,000         36,650
   QP                                                      1,900         19,642
   Sojitz                                                  8,800         29,176

THE ADVISORS' INNER CIRCLE FUND                      ANALYTIC FUNDS
                                                     GLOBAL LONG-SHORT FUND
                                                     MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------   -------------
JAPAN - CONTINUED
   Sumitomo                                                2,600   $     34,298
   Suzuken                                                 1,400         57,668
   Taisho Pharmaceutical                                   1,000         19,862
   Toda                                                   10,000         41,192
   Toshiba                                                 3,000         20,073
   Tosoh                                                   5,000         17,230
   Toyoda Gosei                                            1,000         37,675
   Yamazaki Baking                                         5,000         47,421
                                                                   ------------
                                                                        880,282
                                                                   ------------
NETHERLANDS - 1.8%
   Fugro                                                     579         45,130
   OCE                                                     2,520         43,045
                                                                   ------------
                                                                         88,175
                                                                   ------------
NORWAY - 1.5%
   Aker Kvaerner                                           1,650         37,664
   Petroleum Geo-Services                                  1,500         37,192
                                                                   ------------
                                                                         74,856
                                                                   ------------
PANAMA - 1.1%
   McDermott International *                               1,000         54,820
                                                                   ------------

SINGAPORE - 2.4%
   Cosco Singapore                                        11,000         29,453
   Flextronics International *                             5,200         48,828
   Wing Tai Holdings                                      24,000         38,138
                                                                   ------------
                                                                        116,419
                                                                   ------------
SPAIN - 2.4%
   Indra Sistemas                                          2,384         68,904
   Telefonica                                              1,595         45,998
                                                                   ------------
                                                                        114,902
                                                                   ------------
SWEDEN - 1.1%
   Tele2, Cl B                                             2,700         51,109
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                      ANALYTIC FUNDS
                                                     GLOBAL LONG-SHORT FUND
                                                     MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------   -------------
SWITZERLAND - 6.5%
   ABB                                                     1,932   $     52,077
   Logitech International *                                1,939         49,286
   Pargesa Holding                                           685         76,669
   PSP Swiss Property                                        939         63,657
   Roche Holding                                             383         77,758
                                                                   ------------
                                                                        319,447
                                                                   ------------
UNITED KINGDOM - 7.3%
   Anglo American                                            537         32,318
   Balfour Beatty                                          5,942         55,624
   Compass Group                                           8,008         51,290
   Home Retail Group                                       4,273         22,187
   Johnson Matthey                                         1,530         60,970
   SSL International                                       5,568         50,214
   Stagecoach Group                                        8,182         39,354
   WM Morrison Supermarkets                                8,295         45,214
                                                                   ------------
                                                                        357,171
                                                                   ------------
UNITED STATES - 48.0%
   Amazon.Com *                                              800         57,040
   Anadarko Petroleum                                      1,200         75,636
   Baxter International                                    1,000         57,820
   Coca-Cola Enterprises                                   1,400         33,880
   Deere                                                     800         64,352
   Discover Financial Services                             2,600         42,562
   Duke Energy                                             5,000         89,250
   Dun & Bradstreet                                        1,100         89,518
   Eastman Chemical                                        1,400         87,430
   Eastman Kodak                                           4,600         81,282
   Eaton                                                   1,200         95,604
   Expedia *                                               1,100         24,079
   Express Scripts, Cl A *                                 1,100         70,752
   Hasbro                                                    800         22,320
   Invitrogen *                                              700         59,829
   Janus Capital Group                                     1,900         44,213

THE ADVISORS' INNER CIRCLE FUND                       ANALYTIC FUNDS
                                                      GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------   -------------
UNITED STATES - CONTINUED
   L-3 Communications Holdings, Cl 3                       1,000   $    109,340
   Lear *                                                  1,500         38,865
   Loews - Carolina Group                                  1,100         79,805
   Manpower                                                1,700         95,642
   Mastercard, Cl A                                          300         66,897
   Mirant *                                                  900         32,751
   Northern Trust                                          1,100         73,117
   Northrop Grumman                                          500         38,905
   Occidental Petroleum                                      900         65,853
   Owens-Illinois *                                        1,300         73,359
   Raytheon                                                1,746        112,809
   Reliant Energy *                                        2,700         63,855
   Sanmina-SCI *                                          25,800         41,796
   Sempra Energy                                           1,700         90,576
   SPX                                                       600         62,940
   SUPERVALU                                               2,600         77,948
   Synopsys *                                              3,600         81,756
   Unum Group                                              2,900         63,829
   Williams                                                2,400         79,152
                                                                   ------------
                                                                      2,344,762
                                                                   ------------
   TOTAL COMMON STOCK
     (Cost $5,832,154)                                                5,563,863
                                                                   ------------

--------------------------------------------------------------------------------
PREFERRED STOCK - 1.0%
--------------------------------------------------------------------------------
GERMANY - 1.0%
   Porsche
     (Cost $47,587)                                          272         50,078
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                       ANALYTIC FUNDS
                                                      GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION - 32.7% (B)(C)
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT         VALUE
                                                    ------------   -------------
   U.S. Treasury Bills
     3.054%, 06/05/08
     (Cost $1,591,304)                              $  1,600,000   $  1,596,317
                                                                   ------------

--------------------------------------------------------------------------------
PURCHASED OPTION CONTRACTS - 2.1%
--------------------------------------------------------------------------------

                                                      CONTRACTS
                                                    ------------
   S&P 500 Index, April 2008, 1375 Call *                     48         31,200

   S&P 500 Index, April 2008, 1280 Put *                      48         72,000
                                                                   ------------
   TOTAL PURCHASED OPTION CONTRACTS
     (Cost $153,888)                                                    103,200
                                                                   ------------

--------------------------------------------------------------------------------
CASH EQUIVALENTS - 83.3% (D)
--------------------------------------------------------------------------------
                                                       SHARES
                                                    ------------
   HighMark Diversified Money Market Fund,
     Fiduciary Class, 2.780%                             274,252        274,252
   Union Bank of California Diversified Money
     Market Fund, Fiduciary Shares, 1.000%             3,791,120      3,791,120
                                                                   ------------
   TOTAL CASH EQUIVALENTS
     (Cost $4,065,373)                                                4,065,372
                                                                   ------------
   TOTAL INVESTMENTS - 233.0%
     (Cost $11,690,306) +                                            11,378,830
                                                                   ============

--------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS - (3.5)%
--------------------------------------------------------------------------------
                                                      CONTRACTS        VALUE
                                                    ------------   -------------
   S&P 500 Index, April 2008, 1350 Call*                     (48)       (72,000)
   S&P 500 Index, April 2008, 1305 Put*                      (48)       (98,400)

   TOTAL WRITTEN INDEX OPTION CONTRACTS
     (Premiums received ($239,712)) .............                      (170,400)
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                       ANALYTIC FUNDS
                                                      GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (114.5)%
--------------------------------------------------------------------------------
                                                        SHARES         VALUE
                                                    ------------   -------------
AUSTRALIA - (3.1)%
   Alumina ......................................         (8,051)  $    (41,891)
   Asciano Group ................................         (8,162)       (29,803)
   Newcrest Mining ..............................           (972)       (29,609)
   PaperlinX ....................................        (19,170)       (48,123)
                                                                   ------------

                                                                       (149,426)
                                                                   ------------
AUSTRIA - (0.8)%
   IMMOFINANZ ...................................         (3,773)       (41,013)
                                                                   ------------
BELGIUM - (1.5)%
   AGFA-Gevaert .................................         (2,208)       (17,319)
   Fortis .......................................         (2,219)       (56,117)
                                                                   ------------

                                                                        (73,436)
                                                                   ------------
BERMUDA - (1.6)%
   Marvell Technology Group * ...................         (4,700)       (51,136)
   Nabors Industries * ..........................           (800)       (27,016)
                                                                   ------------

                                                                        (78,152)
                                                                   ------------
FINLAND - (1.5)%
   Neste Oil ....................................         (1,117)       (39,187)
   Stora Enso ...................................         (2,977)       (34,483)
                                                                   ------------

                                                                        (73,670)
                                                                   ------------
FRANCE - (7.4)%
   Alcatel ......................................         (9,128)       (52,359)
   Atos Origin * ................................           (873)       (48,776)
   Eurazeo ......................................           (531)       (68,154)
   Klepierre ....................................           (683)       (42,067)
   Schneider Electric ...........................           (329)       (42,727)
   Unibail-Rodamco ..............................           (167)       (43,136)
   Zodiac .......................................         (1,337)       (65,824)
                                                                   ------------

                                                                       (363,043)
                                                                   ------------
GERMANY - (8.9)%
   Bayerische Motoren Werke .....................           (626)       (34,708)
   Celesio ......................................           (877)       (43,580)
   Deutsche Bank ................................           (618)       (70,213)

THE ADVISORS' INNER CIRCLE FUND                       ANALYTIC FUNDS
                                                      GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------   -------------
GERMANY (CONTINUED)
   Infineon Technologies * ......................         (6,885)  $    (48,548)
   IVG Immobilien ...............................         (1,184)       (33,489)
   Premiere * ...................................         (1,481)       (32,080)
   Puma Rudolf Dassler Sport ....................           (161)       (62,232)
   Siemens ......................................           (506)       (55,042)
   Suedzucker ...................................         (2,498)       (55,613)
                                                                   ------------

                                                                       (435,505)
                                                                   ------------
IRELAND - (0.8)%
   Experian Group ...............................         (5,592)       (40,789)
                                                                   ------------
JAPAN - (19.8)%
   Chubu Electric Power .........................         (2,000)       (50,033)
   Chugai Pharmaceutical ........................         (2,000)       (22,645)
   Circle K Sunkus ..............................         (3,600)       (61,233)
   Daiichi Sankyo ...............................         (1,400)       (41,423)
   Hirose Electric ..............................           (400)       (44,969)
   Hoya .........................................         (1,900)       (44,668)
   Kawasaki Heavy Industries ....................        (18,000)       (40,147)
   Komatsu ......................................         (1,300)       (36,113)
   Marui ........................................         (4,600)       (49,034)
   Murata Manufacturing .........................           (200)        (9,946)
   NGK Spark Plug ...............................         (3,000)       (39,062)
   Nippon Mining Holdings .......................         (6,000)       (31,828)
   Nissan Motor .................................         (5,500)       (45,532)
   Nomura Holdings ..............................         (3,000)       (44,909)
   Rakuten ......................................            (54)       (32,389)
   Shin-Etsu Chemical ...........................           (800)       (41,392)
   SMC ..........................................           (400)       (42,236)
   Square Enix ..................................         (1,300)       (45,451)
   Tokyo Electric Power .........................         (2,100)       (56,226)
   Tokyo Electron ...............................           (800)       (48,706)
   Tokyo Gas ....................................        (12,000)       (48,586)
   TonenGeneral Sekiyu ..........................         (6,000)       (51,419)

THE ADVISORS' INNER CIRCLE FUND                       ANALYTIC FUNDS
                                                      GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------   -------------
JAPAN (CONTINUED)
   Toyota Motor .................................           (500)  $    (24,966)
   Yahoo! Japan .................................            (25)       (13,011)
                                                                   ------------

                                                                       (965,924)
                                                                   ------------

NETHERLANDS - (1.3)%
   STMicroelectronics ...........................         (5,847)       (62,446)
                                                                   ------------

NORWAY - (0.7)%
   TGS Nopec Geophysical * ......................         (2,300)       (33,538)
                                                                   ------------

SINGAPORE - (2.0)%
   SembCorp Industries ..........................        (14,000)       (41,345)
   Singapore Technologies Engineering ...........        (23,000)       (56,409)
                                                                   ------------

                                                                        (97,754)
                                                                   ------------
SWEDEN - (2.7)%
   Boliden ......................................         (2,000)       (21,332)
   Sandvik ......................................         (3,200)       (55,717)
   Telefonaktiebolaget LM Ericsson ..............        (29,000)       (57,023)
                                                                   ------------

                                                                       (134,072)
                                                                   ------------
SWITZERLAND - (2.7)%
   Givaudan .....................................            (13)       (12,914)
   Novartis .....................................         (1,256)       (64,638)
   UBS ..........................................         (1,861)       (54,303)
                                                                   ------------

                                                                       (131,855)
                                                                   ------------
UNITED KINGDOM - (9.7)%
   Barratt Developments .........................         (2,405)       (19,765)
   Bovis Homes Group ............................         (3,507)       (42,240)
   British Energy Group .........................         (3,495)       (45,325)
   DSG International ............................        (31,021)       (39,151)
   GlaxoSmithKline ..............................         (1,804)       (38,221)
   Persimmon ....................................         (2,463)       (37,449)
   Premier Farnell ..............................        (15,650)       (55,444)
   Shire ........................................         (3,201)       (61,935)
   Signet Group .................................        (31,749)       (38,965)
   Tate & Lyle ..................................         (3,073)       (32,981)

THE ADVISORS' INNER CIRCLE FUND                       ANALYTIC FUNDS
                                                      GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------   -------------
UNITED KINGDOM (CONTINUED)
   Wolseley .....................................         (4,152)  $    (43,736)
   Yell Group ...................................         (5,177)       (15,846)
                                                                   ------------

                                                                       (471,058)
                                                                   ------------
UNITED STATES - (50.0)%
   AES * ........................................         (3,900)       (65,013)
   Akamai Technologies * ........................         (1,400)       (39,424)
   American International Group .................           (700)       (30,275)
   Amylin Pharmaceuticals * .....................         (1,700)       (49,657)
   Automatic Data Processing ....................         (1,100)       (46,629)
   Baker Hughes .................................         (1,100)       (75,350)
   Bank of America ..............................           (500)       (18,955)
   Boeing .......................................           (400)       (29,748)
   Boston Scientific * ..........................         (5,400)       (69,498)
   Brown-Forman .................................         (1,100)       (72,842)
   Cablevision Systems * ........................         (2,900)       (62,147)
   Caterpillar ..................................           (500)       (39,145)
   CB Richard Ellis Group * .....................         (2,700)       (58,428)
   Celgene * ....................................           (200)       (12,258)
   Chico's FAS * ................................         (3,000)       (21,330)
   Citigroup ....................................         (2,000)       (42,840)
   Diamond Offshore Drilling ....................           (500)       (58,200)
   DR Horton ....................................         (2,600)       (40,950)
   Equitable Resources ..........................         (1,500)       (88,350)
   Ford Motor * .................................        (10,300)       (58,916)
   Forest City Enterprises ......................         (1,600)       (58,880)
   Gannett ......................................         (2,100)       (61,005)
   General Motors ...............................         (2,000)       (38,100)
   Google * .....................................           (100)       (44,047)
   Harley-Davidson ..............................         (1,800)       (67,500)
   Hershey ......................................         (2,600)       (97,942)
   IAC * ........................................         (3,400)       (70,584)
   JDS Uniphase * ...............................         (5,000)       (66,950)
   Lamar Advertising * ..........................         (2,300)       (82,639)

THE ADVISORS' INNER CIRCLE FUND                       ANALYTIC FUNDS
                                                      GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------   -------------
UNITED STATES (CONTINUED)
   Las Vegas Sands * ............................           (500)  $    (36,820)
   Merrill Lynch ................................         (1,000)       (40,740)
   Micron Technology * ..........................         (6,500)       (38,805)
   Old Republic International ...................         (4,100)       (52,931)
   Paychex ......................................         (2,500)       (85,650)
   PDL BioPharma * ..............................         (4,900)       (51,891)
   Progressive ..................................         (3,500)       (56,245)
   Range Resources ..............................         (1,000)       (63,450)
   SanDisk * ....................................         (1,800)       (40,626)
   Southwest Airlines ...........................         (4,656)       (57,734)
   Southwestern Energy * ........................         (1,600)       (53,904)
   Starbucks * ..................................         (3,492)       (61,110)
   UDR ..........................................         (2,100)       (51,492)
   Vertex Pharmaceuticals * .....................         (2,400)       (57,336)
   Walgreen .....................................         (2,400)       (91,416)
   Weyerhaeuser .................................           (500)       (32,520)
                                                                   ------------

                                                                     (2,440,272)
                                                                   ------------

TOTAL SECURITIES SOLD SHORT
   (Proceeds $6,242,356) ........................                  $ (5,591,953)
                                                                   ============

THE ADVISORS' INNER CIRCLE FUND                       ANALYTIC FUNDS
                                                      GLOBAL LONG-SHORT FUND
                                                      MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

The Fund had the following futures contracts open as of March 31, 2008:

                                                                  Unrealized
       Contract                Number of       Settlement        Appreciation/
     Description               Contracts         Month          (Depreciation)
     ------------              ----------      -----------      ---------------
Australian Dollar                     19        June 2008       $      (37,715)
British Pound                         14        June 2008              (32,725)
Canadian Dollar                       (6)       June 2008               22,140
Euro Dollar                           (6)       June 2008              (20,775)
Amsterdam Index                        8       April 2008               54,100
S&P 500 E Mini                         8        June 2008                 (740)
DAX Index                              1        June 2008               11,320
Hang Seng                              2       April 2008               11,380
Japanese Yen                           4        June 2008               10,975
S&P/TSE 60 Index                      (5)       June 2008                7,752
Swiss Franc                           (3)       June 2008               (9,068)
S&P 500                                1        June 2008                 (463)
TOPIX Index                            4        June 2008               (1,383)
CBOE VIX Index                         7         May 2008                4,025
DJ Euro Stoxx 50 Index                 8        June 2008               19,997
SPI 200 Index                        (10)       June 2008              (53,238)
CAC40 10 Year Euro Index               8       April 2008               26,296
OMX Index                             (3)      April 2008               (1,155)
S&P/MIB Index                          4        June 2008               14,679
FTSE 100 Index                         5        June 2008               20,481
                                                                --------------
                                                                $       45,883
                                                                ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $4,882,591.

*     NON-INCOME PRODUCING SECURITY.

(A) ALL OR A PORTION OF THESE SECURITIES HAVE BEEN PLEDGED FOR SECURITIES SOLD SHORT.

(B)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.

(D)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

CL - CLASS

+ AT MARCH 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $11,690,306, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $173,821 AND $(485,297), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      ANALYTIC FUNDS
                                                     GLOBAL LONG-SHORT FUND
                                                     MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE DECEMBER 1, 2007. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED MARCH 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF MARCH 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                INVESTMENTS IN   OTHER FINANCIAL
             VALUATION INPUTS                     SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------   ---------------

Level 1 - Quoted prices                         $    9,782,513   $   (5,716,470)
Level 2 - Other Significant Observable Inputs        1,596,317                -
Level 3 - Significant Unobservable Inputs                    -                -
                                                --------------   --------------
                TOTAL                           $   11,378,830   $   (5,716,470)
                                                ==============   ==============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

ANA-QH-002-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ Phil Masterson
                                                 --------------------------
                                                 Phil Masterson
                                                 President

Date: May 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ Phil Masterson
                                                 --------------------------
                                                 Phil Masterson
                                                 President

Date: May 29, 2008

By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO

Date: May 29, 2008

* Print the name and title of each signing officer under his or her signature.